SCHEDULE OF OPERATING LEASE EXPENSE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Jan. 01, 2020
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
2025	$ 236,363
2026	641,052	$ 1,116,277
2027	660,284	641,052
2028	680,092	660,284
2029	700,495	680,092
2030	721,510	700,495
2031	743,155	721,510
2032	765,450	743,155
2033	788,413	765,450
2034	812,065	788,413
2035	418,214	812,065
Total lease payments	7,167,093	8,047,006
Less : Imputed interest	(2,675,542)	(3,030,599)
Present Value of Lease Liabiltiy	$ 4,491,551	$ 5,016,408	$ 434,153
Operating Lease, Remaining Term in Years	10 years 6 months	10 years 6 months